UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-06211

Name of Fund: Merrill Lynch U.S. Treasury Money Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch U.S. Treasury Money Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/05

Date of reporting period: 12/01/04 - 05/31/05

Item 1 - Report to Stockholders

                                Merrill Lynch
                                U.S. Treasury Money Fund

Semi-Annual Report
May 31, 2005

Merrill Lynch U.S. Treasury Money Fund

Officers and Trustees

Robert C. Doll, Jr., President and Trustee
Donald W. Burton, Trustee
Laurie Simon Hodrick, Trustee
John Francis O'Brien, Trustee
David H. Walsh, Trustee
Fred G. Weiss, Trustee
Donald C. Burke, Vice President and Treasurer
Cindy V. Macaulay, Vice President
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210

Proxy Results

During the six-month period ended May 31, 2005, Merrill Lynch U.S. Treasury Money Fund's shareholders voted on the following proposals. Proposals 1, 2A, 2B and 4G were approved at a shareholders' meeting on January 31, 2005. With respect to Proposals 4C, 4D, 4E and 4F, the proposals were withdrawn. A description of the proposals and number of shares voted were as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                                                                          Shares Voted    Shares Withheld
                                                                                               For          From Voting
-----------------------------------------------------------------------------------------------------------------------------
1. To elect the Fund's Board of Trustees: Robert C. Doll, Jr., Donald W. Burton,
   Laurie Simon Hodrick, John F. O'Brien, David H. Walsh and Fred G. Weiss                 43,846,324        2,546,377

-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Shares Voted   Shares Voted   Shares Voted
                                                                                        For          Against        Abstain
-----------------------------------------------------------------------------------------------------------------------------
2A. To approve changes to fundamental investment restriction
    on borrowing.                                                                   40,435,295      5,939,363       18,043
-----------------------------------------------------------------------------------------------------------------------------
2B. To approve changes to fundamental investment restriction
    on lending.                                                                     37,621,020      8,753,637       18,044
-----------------------------------------------------------------------------------------------------------------------------
4G. To approve an amendment to charter provisions regarding
    Fund officers.                                                                  37,482,654      8,892,003       18,044
-----------------------------------------------------------------------------------------------------------------------------
4C. To approve charter amendment to permit the Fund to terminate and
    wind up its affairs without a shareholder vote.                                 11,465,463      2,806,330        1,589
-----------------------------------------------------------------------------------------------------------------------------
4D. To approve an amendment to charter provisions regarding merger,
    consolidation or sales of assets.                                               11,512,946      2,751,065        9,371
-----------------------------------------------------------------------------------------------------------------------------
4E. To approve an amendment to charter provisions regarding
    charter amendments.                                                             11,510,413      2,755,851        7,119
-----------------------------------------------------------------------------------------------------------------------------
4F. To approve an amendment to charter provisions regarding
    investment advisory agreements.                                                 12,377,949      1,893,845        1,589
-----------------------------------------------------------------------------------------------------------------------------

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2        MERRILL LYNCH U.S. TREASURY MONEY FUND          MAY 31, 2005

A Letter From the President

Dear Shareholder

After expanding at an annualized rate of 4.4% in 2004, U.S. gross domestic product grew at an estimated 3.5% in the first quarter of 2005. The slowdown was not entirely unexpected given last year's healthy growth and the evolution of the economic cycle. The Federal Reserve Board -- with one eye firmly affixed on the economic indicators and the other on inflationary measures -- has increased the federal funds rate by 25 basis points (.25%) at each of its eight meetings since June 2004. At period-end, the target short-term interest rate stood at 3%.

U.S. equity markets ended 2004 in a strong rally, but have struggled to record meaningful gains in 2005. The potential for slowing economic and corporate earnings growth, as well as volatile energy prices, have intermittently hampered equity market progress. On the positive side, corporate transactions, such as mergers and acquisitions, stock buy-backs and dividend payouts, have all increased. In Asia, equities have continued to benefit from higher economic growth prospects and valuations that appear inexpensive relative to other parts of the world.

In the bond market, the yield curve flattening "conundrum" continued as short-term and long-term yields moved still closer together. Over the past year, the two-year Treasury yield increased 106 basis points while the 10-year Treasury yield declined 66 basis points. At May 31, 2005, the two-year Treasury note yielded 3.60% and the 10-year Treasury note yielded 4%. The falling long-term rates may be partly attributed to foreign interest in U.S. assets and increased issuance of short-term Treasury bonds to finance the federal deficit. Notably, the government is considering the reissuance of the 30-year Treasury, which was suspended in August 2001. This would allow the U.S. Treasury to adopt a more flexible approach to borrowing, while providing investors with another long-term fixed income option.

Amid these conditions, the major benchmarks posted six-month and 12-month returns as follows:

Total Returns as of May 31, 2005                                  6-month     12-month
======================================================================================
U.S. equities (Standard & Poor's 500 Index)                        +2.42%      + 8.24%
--------------------------------------------------------------------------------------
Small-cap U.S. equities (Russell 2000 Index)                       -2.10%      + 9.82%
--------------------------------------------------------------------------------------
International equities (MSCI Europe Australasia Far East Index)    +1.81%      +14.62%
--------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                +2.90%      + 6.82%
--------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)     +3.51%      + 7.96%
--------------------------------------------------------------------------------------
High yield bonds (Credit Suisse First Boston High Yield Index)     +0.60%      + 9.97%
--------------------------------------------------------------------------------------

While the environment is likely to remain somewhat challenging, we believe opportunities exist for investors. With this in mind, we encourage you to meet with your financial advisor to review your goals and asset allocation and to rebalance your portfolio, as necessary, to ensure it remains aligned with your objectives and risk tolerance. As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                Sincerely,


                                /s/ Robert C. Doll, Jr.

                                Robert C. Doll, Jr.
                                President and Trustee


         MERRILL LYNCH U.S. TREASURY MONEY FUND          MAY 31, 2005          3

A Discussion With Your Fund's Portfolio Manager

      We maintained a relatively conservative approach throughout the period in recognition of rising interest rates, particularly at the short end of the yield curve.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended May 31, 2005, Merrill Lynch U.S. Treasury Money Fund paid shareholders a net annualized dividend of 1.78%. The Fund's seven-day yield as of May 31, 2005 was 2.23%.

The Fund's average portfolio maturity at May 31, 2005 was 53 days. This compared to 58 days at November 30, 2004.

We employed a barbell strategy throughout the period. That is, we emphasized the very front end of the market for liquidity and looked to longer-dated securities for yield enhancement and price appreciation. Overall, the Fund delivered above-average results relative to its peers. This is attributed to our focus on managing the portfolio's average life and exposure to longer-dated holdings.

Gross domestic product (GDP), which grew at an annualized rate of 4.4% in 2004, slowed to an estimated 3.5% in the first quarter of 2005. Gains in personal income contributed to GDP growth in 2004, although job creation has not been as robust as in previous economic recoveries.

In recognition of the generally healthy economic conditions, the Federal Reserve Board (the Fed) continued to target higher interest rates to combat inflation expectations. Since June 2004, the Fed has raised the federal funds rate 25 basis points (.25%) at each Federal Open Market Committee (FOMC) meeting, bringing the target rate to 3% by period-end. The Fed maintained its commitment to a measured monetary tightening program even in the face of rising oil prices in recent months. At certain points, many feared rising energy prices could increase inflationary pressures and threaten the economic growth forecasts. Nevertheless, the oil price shocks were largely absorbed by the markets.

As short-term interest rates rose in symphony with the Fed interest rate hikes, long-term interest rates remained stubbornly low, even declining, and producing a considerable flattening of the yield curve -- a phenomenon that Fed Chairman Alan Greenspan in February described as a "conundrum." For example, the two-year Treasury yield increased 58 basis points over the past six months, while the 10-year Treasury yield declined 36 basis points. This brought the spread between the two-year Treasury note and 10-year Treasury note to just 40 basis points at period-end. The short end of the curve has remained comparatively steep, with a 61 basis point spread between the three-month Treasury bill and two-year Treasury note at period-end.

Issuance of Treasury securities continued to increase, largely to fund the significant twin deficits. Notably, the heavy supply continued to be absorbed by foreign interest in holding U.S. assets. The Treasury has remained prudent in its issuance of bills by adjusting the size of the weekly four-week bill as a cash management tool. In addition, the government's increased collection of both corporate and individual payroll taxes -- coincident with improving employment -- has helped offset the need for additional supply in the short end.

How did you manage the Fund during the period?

The Fund's average portfolio maturity remained in the 55-day - 65-day range for much of the period, but reached a high of 64 days and a low of 42 days. We continued to employ a barbell strategy, essentially purchasing one-month Treasury bills for liquidity and six-month Treasury bills for incremental yield and price appreciation. Our emphasis at each end of the barbell shifted moderately throughout the period, driven by market dynamics, changing yields and our assessment of good relative value. In general, given the Fed's commitment to a measured tightening program, it seemed prudent to avoid locking into longer maturities, particularly if there was no significant yield to be gained.

As the period began in December 2004, the Fund experienced heavy cash inflows as investors shifted their assets into Treasury funds for year-end tax advantages. Much of this money was redeemed in January 2005. Thus, we placed maturities in January or later to meet the seasonal redemptions. In February and March, we looked to put cash to work in securities with maturities of three months and shorter as we continued to monitor the magnitude of the Fed's interest rate increases. This strategy generally continued into April. In May, as the short end of the yield curve began to steepen somewhat, we looked to purchase securities in the four-month - six-month area given their relatively inexpensive prices and the incremental yield they offered.


4        MERRILL LYNCH U.S. TREASURY MONEY FUND          MAY 31, 2005

How would you characterize the Fund's position at the close of the period?

We remained cautious at period-end given the uncertainty of the Fed's future moves. Consensus expectations are that the Fed will continue its measured approach to interest rate increases until the federal funds rate reaches a "neutral" level (relative to inflation) in the area of 3.5%. However, after eight consecutive 25 basis point interest rate hikes and a federal funds rate already at 3%, some are forecasting that the Fed may be prepared to interrupt its tightening program at an upcoming FOMC meeting. Expectations for such a pause were driven by comments from Richard Fisher, Dallas Federal Reserve President, indicating that the Fed was in the "eighth inning" of its tightening cycle.

We maintained adequate liquidity at period-end, which we believe allows us the flexibility to extend at higher levels as opportunities present themselves. Although we do not anticipate a dramatic change in the level of Treasury issuance for the near term, we will take advantage of any technical aberrations in the yield curve. As always, we continue to monitor the economy and interest rates, and will remain ready to adjust our strategy as market dynamics dictate and as compelling opportunities present themselves.

The Fund's portfolio composition, as a percent of net assets, at the end of May and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                            5/31/05     11/30/04
--------------------------------------------------------------------------------
U.S. Treasury Bills ......................................    92.1%        97.5%
U.S. Treasury Notes ......................................     2.2          1.6
Other Assets Less Liabilities ............................     5.7          0.9
                                                             ------------------
Total ....................................................   100.0%       100.0%
                                                             ==================

Cindy V. Macaulay
Vice President and Portfolio Manager

June 7, 2005


         MERRILL LYNCH U.S. TREASURY MONEY FUND          MAY 31, 2005          5

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on December 1, 2004 and held through May 31, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                               Expenses Paid
                                                      Beginning               Ending         During the Period*
                                                    Account Value          Account Value    December 1, 2004 to
                                                   December 1, 2004        May 31, 2005         May 31, 2005
===============================================================================================================
Actual
===============================================================================================================
Merrill Lynch U.S. Treasury Money Fund                  $1,000               $1,008.90             $3.01
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)**
===============================================================================================================
Merrill Lynch U.S. Treasury Money Fund                  $1,000               $1,021.94             $3.02
---------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


6        MERRILL LYNCH U.S. TREASURY MONEY FUND          MAY 31, 2005

Schedule of Investments                                           (in Thousands)

                                                       Face         Interest        Maturity
Issue                                                 Amount          Rate*           Date        Value
========================================================================================================
U.S. Treasury Bills--92.1%
========================================================================================================
U.S. Treasury Bills                                  $    959      2.68--2.694%    6/02/2005     $   959
                                                        3,295      2.69--2.696     6/09/2005       3,293
                                                        5,000            2.85      6/15/2005       4,995
                                                          234            2.761     6/16/2005         234
                                                        7,775     2.728--2.798     6/23/2005       7,762
                                                       11,162      2.55--2.779     7/07/2005      11,134
                                                        3,577      2.80--2.83      7/14/2005       3,567
                                                        1,148      2.78--2.824     7/21/2005       1,144
                                                        2,459     2.687--2.83      7/28/2005       2,449
                                                        3,328      2.73--2.87      8/04/2005       3,311
                                                        5,065      2.75--2.88      8/11/2005       5,037
                                                        1,256      2.85--2.855     8/18/2005       1,248
                                                        1,700     2.875--2.88      8/25/2005       1,688
                                                          869     2.905--2.942     9/01/2005         863
                                                        4,818      2.90--2.945     9/08/2005       4,779
                                                        2,000            3.036    11/10/2005       1,973
--------------------------------------------------------------------------------------------------------
Total U.S. Treasury Bills (Cost--$54,429) ....................................................    54,436
========================================================================================================
U.S. Treasury Notes--2.2%
========================================================================================================
U.S. Treasury Notes                                       250            1.125     6/30/2005         250
                                                          300            1.625    10/31/2005         298
                                                          500            5.75     11/15/2005         506
                                                          238            1.50      3/31/2006         234
--------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes (Cost--$1,294) .....................................................     1,288
--------------------------------------------------------------------------------------------------------
Total Investments (Cost--$55,723**)--94.3% ...................................................    55,724

Other Assets Less Liabilities--5.7% ..........................................................     3,379
                                                                                                 -------
Net Assets--100.0% ...........................................................................   $59,103
                                                                                                 =======

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase by the Fund. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.
** The cost and unrealized appreciation (depreciation) of investments as of May 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost .............................................     $ 55,723
                                                                       ========
      Gross unrealized appreciation ..............................     $      7
      Gross unrealized depreciation ..............................           (6)
                                                                       --------
      Net unrealized appreciation ................................     $      1
                                                                       ========

      See Notes to Financial Statements.


         MERRILL LYNCH U.S. TREASURY MONEY FUND          MAY 31, 2005          7

Statement of Assets and Liabilities

As of May 31, 2005
===================================================================================================================
Assets
-------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value
                        (identified cost--$55,722,973) .........................                      $  55,723,918
                       Cash ....................................................                             10,502
                       Receivables:
                          Securities sold ......................................    $   4,991,704
                          Beneficial interest sold .............................        3,389,246
                          Interest .............................................            3,538         8,384,488
                                                                                    -------------
                       Prepaid expenses and other assets .......................                             24,389
                                                                                                      -------------
                       Total assets ............................................                         64,143,297
                                                                                                      -------------
===================================================================================================================
Liabilities
-------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Securities purchased .................................        4,994,458
                          Distributor ..........................................           20,456
                          Investment adviser ...................................            5,281
                          Other affiliates .....................................            3,912
                          Beneficial interest redeemed .........................            1,986         5,026,093
                                                                                    -------------
                       Accrued expenses ........................................                             14,558
                                                                                                      -------------
                       Total liabilities .......................................                          5,040,651
                                                                                                      -------------
===================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------
                       Net Assets ..............................................                      $  59,102,646
                                                                                                      =============
===================================================================================================================
Net Assets Consist of
-------------------------------------------------------------------------------------------------------------------
                       Shares of beneficial interest, $.10 par value, unlimited
                        number of shares authorized ............................                      $   5,910,170
                       Paid-in capital in excess of par ........................                         53,191,531
                       Unrealized appreciation--net ............................                                945
                                                                                                      -------------
                       Net assets--Equivalent to $1.00 per share based on
                        59,101,701 shares of beneficial interest outstanding ...                      $  59,102,646
                                                                                                      =============

      See Notes to Financial Statements.


8        MERRILL LYNCH U.S. TREASURY MONEY FUND          MAY 31, 2005

Statement of Operations

For the Six Months Ended May 31, 2005
===================================================================================================================
Investment Income
-------------------------------------------------------------------------------------------------------------------
                       Interest and amortization of premium and discount earned                       $     651,482
===================================================================================================================
Expenses
-------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ................................    $     137,814
                       Distribution fees .......................................           34,171
                       Trustees' fees and expenses .............................           19,692
                       Accounting services .....................................           16,572
                       Printing and shareholder reports ........................           13,423
                       Professional fees .......................................           12,116
                       Registration fees .......................................           10,359
                       Transfer agent fees .....................................            7,342
                       Custodian fees ..........................................            3,645
                       Pricing fees ............................................              437
                       Other ...................................................            7,420
                                                                                    -------------
                       Total expenses before waiver ............................          262,991
                       Waiver of expenses ......................................          (96,470)
                                                                                    -------------
                       Total expenses after waiver .............................                            166,521
                                                                                                      -------------
                       Investment income--net ..................................                            484,961
                                                                                                      -------------
===================================================================================================================
Realized & Unrealized Gain--Net
-------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net .......................                              1,491
                       Change in unrealized appreciation/depreciation on
                        investments--net .......................................                             17,333
                                                                                                      -------------
                       Total realized and unrealized gain--net .................                             18,824
                                                                                                      -------------
                       Net Increase in Net Assets Resulting from Operations ....                      $     503,785
                                                                                                      =============

      See Notes to Financial Statements.


         MERRILL LYNCH U.S. TREASURY MONEY FUND          MAY 31, 2005          9

Statements of Changes in Net Assets

                                                                                      For the Six        For the
                                                                                     Months Ended      Year Ended
                                                                                        May 31,        November 30,
Increase (Decrease) in Net Assets:                                                       2005             2004
===================================================================================================================
Operations
-------------------------------------------------------------------------------------------------------------------
                       Investment income--net ..................................    $     484,961     $     302,228
                       Realized gain--net ......................................            1,491             4,244
                       Change in unrealized appreciation/depreciation--net .....           17,333           (26,391)
                                                                                    -------------------------------
                       Net increase in net assets resulting from operations ....          503,785           280,081
                                                                                    -------------------------------
===================================================================================================================
Dividends &Distributions to Shareholders
-------------------------------------------------------------------------------------------------------------------
                       Investment income--net ..................................         (484,961)         (302,228)
                       Realized gain--net ......................................           (1,491)           (4,244)
                                                                                    -------------------------------
                       Net decrease in net assets resulting from dividends and
                        distributions to shareholders ..........................         (486,452)         (306,472)
                                                                                    -------------------------------
===================================================================================================================
Beneficial Interest Transactions
-------------------------------------------------------------------------------------------------------------------
                       Net proceeds from sale of shares ........................       71,184,405        87,871,963
                       Value of shares issued to shareholders in reinvestment of
                        dividends and distributions ............................          486,454           306,505
                                                                                    -------------------------------
                       Total shares issued .....................................       71,670,859        88,178,468
                       Cost of shares redeemed .................................      (63,317,060)     (102,430,387)
                                                                                    -------------------------------
                       Net increase (decrease) in net assets derived from
                        beneficial interest transactions .......................        8,353,799       (14,251,919)
                                                                                    -------------------------------
===================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------
                       Total increase (decrease) in net assets .................        8,371,132       (14,278,310)
                       Beginning of period .....................................       50,731,514        65,009,824
                                                                                    -------------------------------
                       End of period ...........................................    $  59,102,646     $  50,731,514
                                                                                    ===============================

      See Notes to Financial Statements.


10       MERRILL LYNCH U.S. TREASURY MONEY FUND          MAY 31, 2005

Financial Highlights

                                                             For the Six              For the Year Ended
                                                            Months Ended                 November 30,
The following per share data and ratios have been derived      May 31,    -------------------------------------------
from information provided in the financial statements.          2005       2004        2003        2002        2001
=====================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------
                  Net asset value, beginning of period ...    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                              -------------------------------------------------------
                  Investment income--net .................      .0088       .0052       .0053       .0118       .0336
                  Realized and unrealized gain (loss)--net      .0003      (.0004)     (.0001)     (.0004)      .0023
                                                              -------------------------------------------------------
                  Total from investment operations .......      .0091       .0048       .0052       .0114       .0359
                                                              -------------------------------------------------------
                  Less dividends and distributions:
                     Investment income--net ..............     (.0088)     (.0052)     (.0053)     (.0118)     (.0336)
                     Realized gain--net ..................         --+     (.0001)     (.0001)     (.0001)     (.0011)
                                                              -------------------------------------------------------
                  Total dividends and distributions ......     (.0088)     (.0053)     (.0054)     (.0119)     (.0347)
                                                              -------------------------------------------------------
                  Net asset value, end of period .........    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                              =======================================================
                  Total Investment Return ................        .89%@       .53%        .54%       1.20%       3.75%
                                                              =======================================================
=====================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------
                  Expenses, net of waiver ................        .60%*       .67%        .61%        .66%        .80%
                                                              =======================================================
                  Expenses ...............................        .95%*      1.02%        .96%       1.01%       1.15%
                                                              =======================================================
                  Investment income and realized gain--net       1.76%*       .50%        .57%       1.20%       3.65%
                                                              =======================================================
=====================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------
                  Net assets, end of period (in thousands)    $59,103     $50,732     $65,010     $78,943     $59,435
                                                              =======================================================

*     Annualized.
+     Amount is less than $(.0001) per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


         MERRILL LYNCH U.S. TREASURY MONEY FUND          MAY 31, 2005         11

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch U.S. Treasury Money Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends in additional Fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .50% of the average daily net assets of the


12       MERRILL LYNCH U.S. TREASURY MONEY FUND          MAY 31, 2005

Notes to Financial Statements (concluded)

Fund. MLIM has agreed to waive .35% of its fee, resulting in an annual fee equal to .15% of the average daily net assets of the Fund. For the six months ended May 31, 2005, MLIM earned fees of $137,814, of which $96,470 was waived.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee at the end of each month at the annual rate of .125% of the average daily net assets of the Fund. This fee is to compensate FAMD for the services it provides and the expenses borne by FAMD under the Distribution Agreement. As authorized by the Plan, FAMD has entered into an agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of MLIM, which provides for the compensation of MLPF&S for providing distribution-related services to the Fund. Such services relate to the sale, promotion and marketing of the shares of the Fund. For the six months ended May 31, 2005, FAMD earned $34,171 under the Plan, all of which was paid to MLPF&S pursuant to the agreement.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended May 31, 2005, the Fund reimbursed MLIM $645 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


         MERRILL LYNCH U.S. TREASURY MONEY FUND          MAY 31, 2005         13

Disclosure of Investment Advisory Agreement

Activities of and Composition of the Board of Directors

All but one member of the Board of Directors is an independent director whose only affiliation with Merrill Lynch Investment Managers, L.P. (the "Investment Adviser") or other Merrill Lynch affiliates is as a director of the Fund and certain other funds advised by the Investment Adviser or its affiliates. The Chairman of the Board is also an independent director. New director nominees are chosen as nominees by a Nominating Committee comprised of independent directors. All independent directors also are members of the Board's Audit Committee and the independent directors meet in executive session at each in-person Board meeting. The Board and the Audit Committee meet in person for at least two days each quarter and conduct other in-person and telephone meetings throughout the year, some of which are formal board meetings, and some of which are informational meetings. The independent counsel to the independent directors attends all in-person Board and Audit Committee meetings and other meetings at the independent directors' request.

Investment Advisory Agreement -- Matters Considered by the Board

Every year, the Board considers approval of the Fund's investment advisory agreement (the "Investment Advisory Agreement") and throughout each year, reviews and evaluates the performance of and services provided by the Investment Adviser. The Board assesses the nature, scope and quality of the services provided to the Fund by the personnel of the Investment Adviser and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. The Board also receives and assesses information regarding the services provided to the Fund by certain unaffiliated service providers.

At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided by the Investment Adviser and its affiliates. Among the matters considered are: (a) fees (in addition to management fees) paid to the Investment Adviser and its affiliates by the Fund, such as transfer agency fees and fees for marketing and distribution; (b) Fund operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Fund's investment objective, policies and restrictions, and its compliance with its Code of Ethics and the Investment Adviser's compliance policies and procedures; and (d) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

The Board believes that the Investment Adviser is one of the most experienced global asset management firms and considers the overall quality of services provided by the Investment Adviser to be generally of high quality. The Board also believes that the Investment Adviser is financially sound and well managed and notes that the Investment Adviser is affiliated with one of America's largest financial firms. The Board believes that, for many of the Fund's shareholders, the investment involves the selection of the Investment Adviser as the investment adviser to the Fund. The Board works closely with the Investment Adviser in overseeing the Investment Adviser's efforts to achieve good performance. As part of this effort, the Board discusses portfolio manager effectiveness and, when performance is not satisfactory, discusses with the Investment Adviser taking steps such as changing investment personnel.

Annual Consideration of Approval by the Board of Directors

In the period prior to the Board meeting to consider renewal of the Investment Advisory Agreement, the Board requests and receives materials specifically relating to the Fund's Investment Advisory Agreement. These materials include
(a) information compiled by Lipper Inc. ("Lipper") on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (b) sales and redemption data for the Fund; (c) a discussion by the Fund's portfolio management team regarding investment strategies used by the Fund during its most recent fiscal year; (d) information on the profitability to the Investment Adviser and its affiliates of the Investment Advisory Agreement and other relationships with the Fund; and (e) information provided by the Investment Adviser concerning investment advisory fees charged to other clients, such as other mutual funds and offshore funds under similar investment mandates and generally to institutional clients. The Board also considers other matters it deems important to the approval process such as payments made to the Investment Adviser or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, the Fund's portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Fund.

Certain Specific Renewal Data

In connection with the most recent renewal of the Fund's Investment Advisory Agreement, the independent directors' and Board's review included the following:

The Investment Adviser's Services and Fund Performance -- The Board reviewed the nature, extent and quality of services


14       MERRILL LYNCH U.S. TREASURY MONEY FUND          MAY 31, 2005
provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Fund. The Board focused primarily on the Investment Adviser's investment advisory services and the Fund's investment performance. The Board compared Fund performance -- both including and excluding the effects of the Fund's fees and expenses -- to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years. The Board noted that the Fund's performance within the group compared for the one, three and five year periods ranked in the top 50% for the three-year period and slightly below the medians of the group for the other periods measured. The Board concluded that the Fund's performance was consistent with the Fund's investment objective and the renewal of the Investment Advisory Agreement.

The Investment Adviser's Personnel and Investment Process -- The Board reviews at least annually the Fund's investment objectives and strategies. The Board discusses with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's money market investing group the strategies being used to achieve the stated objectives. Among other things, the Board considers the size, education and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviews the Investment Adviser's compensation policies and practices with respect to the Fund's portfolio manager. The Board also considered the experience of the Fund's portfolio management team and noted that the Investment Adviser has over twenty-five years of experience, and Ms. Macaulay, the Fund's portfolio manager, has over eight years of experience, investing in U.S. Treasury money market securities. The Board concluded that the Investment Adviser and its investment staff and the Fund's portfolio manager have extensive experience in analyzing and managing the types of investments used by the Fund and that the Fund benefits from that expertise.

Management Fees and Other Expenses -- The Board reviews the Fund's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels -- the actual rate includes advisory and administrative service fees and the effects of any fee waivers -- compared to the other funds in its Lipper category. It also compares the Fund's total expenses to those of other comparable funds. The Board considered the services provided to and the fees charged by the Investment Adviser to other types of clients such as other mutual funds and off-shore funds, with similar investment mandates and noted that the fees charged by the Investment Adviser in those cases typically exceeded those being charged to the Fund. The Board also noted that, as a general matter, fees charged to institutional clients were lower than the fees charged to the Fund, but determined that the Investment Adviser provided less extensive services to such clients. The Board noted that the Fund ranked slightly below the median of its comparable funds classified by Lipper with respect to its contractual management fee rate and with respect to its overall operating expenses, but ranked slightly above the median of its comparable funds classified by Lipper with respect to its actual management fee rate. The Board has concluded that the Fund's management fee and fee rate and overall expense ratio are reasonable compared to those of other comparable funds.

Profitability -- The Board considers the cost of the services provided to the Fund by the Investment Adviser and the Investment Adviser's and its affiliates' profits relating to the management and distribution of the Fund and the MLIM/FAM-advised funds. As part of its analysis, the Board reviewed the Investment Adviser's methodology in allocating its costs to the management of the Fund and concluded that there was a reasonable basis for the allocation. The Board believes the Investment Adviser's profits are reasonable in relation to the nature and quality of the services provided.

Economies of Scale -- The Board considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in these economies of scale. The Board noted that while there is no evidence to date that the Fund's assets have reached a level where such economies are effectively available, the Board will continue to seek information relating to economies of scale.

Conclusion

After the independent directors deliberated in executive session, the entire Board, including all of the independent directors, approved the renewal of the existing Investment Advisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders.


         MERRILL LYNCH U.S. TREASURY MONEY FUND          MAY 31, 2005         15

[LOGO] Merrill Lynch Investment Managers

www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors

A Division of Merrill Lynch Investment Managers

www.mercury.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch U.S. Treasury Money Fund
Box 9011
Princeton, NJ
08543-9011

                                                                  #13966 -- 5/05

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch U.S. Treasury Money Fund


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch U.S. Treasury Money Fund

Date: July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch U.S. Treasury Money Fund

Date: July 15, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch U.S. Treasury Money Fund

Date: July 15, 2005